SHARE-BASED COMPENSATION AND EMPLOYEE BENEFIT PLAN -Fair Value of the Market-Based Restricted Performance Stock Units (Details) - Market Based Performance Restricted Stock Units	12 Months Ended
Dec. 31, 2025
Number of Stock Appreciation Rights Units
Expected term (in years)	3 years
Expected volatility	72.00%
Weighted-average volatility	72.00%
Risk-free interest rate	3.92%
Dividend rate	0.00%